Exhibit 1

BBCMS 2018-TALL Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-TALL

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

12 March 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Drexel Hamilton, LLC 77 Water Street New York, New York 10005
Re: BBCMS 2018-TALL Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-TALL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BBCMS 2018-TALL Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 March 2018

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in the BBCMS 2018-TALL Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two componentized promissory notes issued by BRE 312 Broadcast LLC, BRE 312 Conference LLC, BRE 312 Restaurants LLC, BRE 312 Health Club LLC, BRE 312 Skydeck LLC and BRE 312 Owner LLC, each a Delaware limited liability company (collectively, the “Borrowers”), evidencing a two-year (with five one-year extension options) floating-rate interest-only first lien mortgage loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the fee simple interest of the Borrowers in the Willis Tower (formerly known as the Sears Tower), a 3,784,661 square foot, Class A office property located in Chicago, Illinois (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 March 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Initial Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The mortgage loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during its extension period options. Based on this information, the Depositor instructed us to use the “Mortgage Loan Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
a.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
b.	The principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Initial Original Term,
b.	Fully Extended Original Term and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term and
ii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin %,
b.	LIBOR Floor % and
c.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and the LIBOR assumption of 1.75000% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin % and
b.	LIBOR Cap Strike Price %

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Interest Rate (at LIBOR Cap) and
d.	Mortgage Accrual Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
iii.	Mortgage Loan Annual Debt Service ($) at Loan Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

12.	Using the:
a.	Mortgage Loan Cut-off Balance ($),
b.	Mortgage Loan Maturity Balance ($),
c.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
d.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
e.	As-Is Appraised Value ($),
f.	As-Stabilized Appraised Value ($),
g.	2017 NOI ($),
h.	2017 NCF ($),
i.	UW (in place) NOI ($),
j.	UW (in place) NCF ($),
k.	UW (stabilized) NOI ($),
l.	UW (stabilized) NCF ($) and
m.	Total Square Feet

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	As-Is Mortgage Loan Cut-off Date LTV %,
ii.	As-Is Mortgage Loan Maturity Date LTV %,
iii.	As-Stabilized Mortgage Loan Cut-off Date LTV %,
iv.	As-Stabilized Mortgage Loan Maturity Date LTV %,
v.	Mortgage Loan 2017 NOI Debt Yield %,
vi.	Mortgage Loan 2017 NCF Debt Yield %,
vii.	Mortgage Loan UW (in place) NOI Debt Yield %,
viii.	Mortgage Loan UW (in place) NCF Debt Yield %,
ix.	Mortgage Loan UW (stabilized) NOI Debt Yield %,
x.	Mortgage Loan UW (stabilized) NCF Debt Yield %,

Attachment A Page 5 of 5

12. (continued)

xi.	Mortgage Loan 2017 NOI DSCR at Loan Rate,
xii.	Mortgage Loan 2017 NCF DSCR at Loan Rate,
xiii.	Mortgage Loan 2017 NOI DSCR at Cap Rate,
xiv.	Mortgage Loan 2017 NCF DSCR at Cap Rate,
xv.	Mortgage Loan UW (in place) NOI DSCR at Loan Rate,
xvi.	Mortgage Loan UW (in place) NCF DSCR at Loan Rate,
xvii.	Mortgage Loan UW (in place) NOI DSCR at Cap Rate,
xviii.	Mortgage Loan UW (in place) NCF DSCR at Cap Rate,
xix.	Mortgage Loan UW (stabilized) NOI DSCR at Loan Rate,
xx.	Mortgage Loan UW (stabilized) NCF DSCR at Loan Rate,
xxi.	Mortgage Loan UW (stabilized) NOI DSCR at Cap Rate,
xxii.	Mortgage Loan UW (stabilized) NCF DSCR at Cap Rate,
xxiii.	Mortgage Loan Cut-off Balance / Square Foot ($),
xxiv.	As-Is Appraised Value ($) Per Square Foot and
xxv.	As-Stabilized Appraised Value ($) Per Square Foot

of the Mortgage Loan and, with respect to items xxiii, xxiv. and xxv. above, the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through x. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items xi. through xxii. above to two decimal places.

13.	Using the:
a.	Mortgage Loan Rate % and
b.	Mortgage Loan Admin. Fee %

of the Mortgage Loan, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	9 March 2018

Promissory Notes	9 March 2018

Closing Statement	9 March 2018

Cash Management Agreement	9 March 2018

Interest Rate Cap Agreement	9 March 2018

Guaranty Agreement	9 March 2018

Reserve Guaranty	9 March 2018

Construction Guaranty	9 March 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	15 February 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Report	2 March 2018

Environmental Phase I Report	15 February 2018

Underwriter’s Summary Reports	Various

Underwritten Rent Roll	1 February 2018

Pro Forma Title Policy	Not Applicable

Property Management Agreement	9 March 2018

Bloomberg Screenshot Provided by Depositor	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Abstracts	Various

Insurance Review Documents	Various

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Total Square Feet	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Lien Position	Pro Forma Title Policy
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

As-Is Appraised Value ($) (see Note 2)	Appraisal Report
As-Is Appraisal Date (see Note 2)	Appraisal Report
As-Stabilized Appraised Value ($) (see Note 2)	Appraisal Report
As-Stabilized Appraisal Date (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Unit Size	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Unit Size	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Unit Size	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Unit Size	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information: (see Note 4)

Characteristic	Source Document

2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
UW (in place) Occupancy	Underwriter’s Summary Report
UW (in place) Revenues ($)	Underwriter’s Summary Report
UW (in place) Total Expenses ($)	Underwriter’s Summary Report
UW (in place) NOI ($)	Underwriter’s Summary Report
UW (in place) Replacement Reserves ($)	Underwriter’s Summary Report
UW (in place) TI/LC ($)	Underwriter’s Summary Report
UW (in place) NCF ($)	Underwriter’s Summary Report
UW (stabilized) Occupancy	Underwriter’s Summary Report
UW (stabilized) Revenues ($)	Underwriter’s Summary Report
UW (stabilized) Total Expenses ($)	Underwriter’s Summary Report
UW (stabilized) NOI ($)	Underwriter’s Summary Report
UW (stabilized) Replacement Reserves ($)	Underwriter’s Summary Report
UW (stabilized) TI/LC ($)	Underwriter’s Summary Report
UW (stabilized) NCF ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Ins. Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly Ins. Reserve ($)	Mortgage Loan Agreement
Upfront Capex Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly Capex Reserve ($)	Mortgage Loan Agreement
Upfront Engin. Reserve ($)	Mortgage Loan Agreement and Closing Statement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement and Closing Statement
Upfront Other Reserve Description	Mortgage Loan Agreement and Closing Statement
Monthly Other Reserve ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan Information:

Characteristic	Source Document

Originator	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Mortgage Loan Margin %	Mortgage Loan Agreement
Mortgage Accrual Type	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
Floating Rate Change Frequency	Mortgage Loan Agreement
LIBOR Floor %	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Cap After Extensions	Mortgage Loan Agreement
LIBOR Cap Strike Price %	Mortgage Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
Interest Rate Cap Provider	Interest Rate Cap Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Grace Period (Late Payment)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement
Payment Due Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fourth Extension Fee	Mortgage Loan Agreement
Fifth Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Prepayment Provision (Payments)	Mortgage Loan Agreement
Prepayment Provision Comments	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Assumption Frequency	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Principal / Sponsor	Mortgage Loan Agreement
Carveout Guarantor	Guaranty Agreement

Exhibit 2 to Attachment A Page 4 of 5

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The appraisal report Source Document includes multiple appraised values for each of the office, retail, skydeck and broadcasting portions of the Property. Additionally, the appraisal report Source Document included appraised values for the skydeck – real estate allocation, which the Depositor instructed us to exclude from all of the below recalculations.

For the purpose of comparing the “As-Is Appraised Value ($)” characteristic, the Depositor instructed us to use the sum of:

a.	The “Supplemental Market Value As Is Subject To The Above Mentioned Extraordinary Assumptions” value for the office portion of the Property,
b.	The “Supplemental Market Value As Is Subject To The Above Mentioned Extraordinary Assumptions” value for the retail portion of the Property,
c.	The “Market Value As-Is” value for the skydeck portion of the Property and
d.	The “Market Value As-Is” value for the broadcasting portion of the Property,

all as shown in the appraisal report Source Document. For the purpose of comparing the “As-Is Appraisal Date” characteristic, the Depositor instructed us to use the corresponding date for each of the appraised values listed above, as shown in the appraisal report Source Document.

For the purpose of comparing the “As-Stabilized Appraised Value ($)” characteristic, the Depositor instructed us to use the sum of:

a.	The “Prospective Market Value Upon Stabilization” value for the office portion of the Property,
b.	The “Prospective Market Value Upon Stabilization” value for the retail portion of the Property,
c.	The “Prospective Market Value Upon Stabilization” value for the skydeck portion of the Property and
d.	The “Market Value As-Is” value for the broadcasting portion of the Property,

all as shown in the appraisal report Source Document.

For the purpose of comparing the “As-Stabilized Appraisal Date” characteristic, the Depositor instructed us to use “Various.”

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the underwritten rent roll Source Document.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Due Date” after the end of the first interest accrual period, as shown in the applicable Source Document.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct tenants to pay rents directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan #
Seller
% of Initial Pooled Balance
Property Name
Number of Properties
PML %
PML Report Date
Monthly Other Reserve Description
Title Type
Loan Purpose
Mortgage Loan Admin. Fee %

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.